Commitments (Details Narrative) - Physical Uranium - C G N Global Uranium Ltd $ in Millions	Nov. 17, 2021 CAD ($) Usperunit lb
Statement Line Items [Line Items]
Purchase commitment, Pounds of physical uranium committed	500,000
Purchase commitments, Weighted average price per pound of physical uranium committed | Usperunit	47.71
Purchase commitments | $	$ 32.3
Purchase commitments, Payment terms	Payments by the Company are required in October 2023, June 2024 and April 2025.
OctoberTwentyTwoThousandAndTwentyThree [Member]
Statement Line Items [Line Items]
Purchase commitments, Pounds of physical uranium receivable	300,000
JuneFourteenTwoThousandAndTwentyFour [Member]
Statement Line Items [Line Items]
Purchase commitments, Pounds of physical uranium receivable	100,000
AprilTwoTwoThousandAndTwentyFive [Member]
Statement Line Items [Line Items]
Purchase commitments, Pounds of physical uranium receivable	100,000